Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Inventoried costs	$ 52	$ 33
Compensation and benefits	163	113
Pension and postretirement benefits	207	444
Loss carryforwards	24	20
Tax credit carryforwards	7	9
Other	74	47
Gross deferred tax assets	527	666
Less: valuation allowance	(22)	(19)
Net deferred tax assets	505	647
Deferred tax liabilities:
Goodwill and other intangible assets	726	657
Income recognition on contracts in process	61	72
Property, plant and equipment	85	71
Long-term debt-CODES	81	73
Other	65	7
Gross deferred tax liabilities	1,018	880
Total net deferred tax liabilities	$ (513)	$ (233)